UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13(F) COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment             [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     American Express Company
Address:  200 Vesey Street
          New York, New York 10285

Form 13F File Number: 28-698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen P. Norman
Title:     Corporate Secretary
Phone:     212-640-2000

Signature, Place, and Date of Signing:

/s/ Stephen P. Norman
--------------------------------------------------------------------------------
Stephen P. Norman           New York, New York              February 13, 2005
   [Signature]                [City, State]                      [Date]


Report Type (Check only one.):

[ X ]    13F HOLDINGS REPORT.

[   ]    13F NOTICE.

[   ]    13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 1
Form 13F Information Table Value Total: $336,000

List of Other Included Managers:
None.


Through and including the quarter ended September 30, 2005, American Express Company's (the "Company") holdings of "Section 13(f) securities" were included in the Form 13F filed by American Express Financial Corporaton, formerly a wholly-owned subsidiary of the Company ("AEFC"), and the Company filed a Form 13F-NT with the Commission on a quarterly basis to report that its Section 13(f) securities were included in AEFC's Form 13F reports. On September 30, 2005, the Company completed the spin-off of 100% of the common stock of AEFC (now known as Ameriprise Financial, Inc.) to the Company's shareholders, the consequence of which is that AEFC is no longer a subsidiary of the Company. The Company is filing this Form 13F pursuant to the requirements of the Securities and Exchange Commission notwithstanding that the market value of Section 13(f) securities over which it exercises investment discretion is less than $100 million.



                                                           FORM 13F INFORMATION TABLE

    NAME OF          TITLE                 VALUE     SHARES OR    SH/    PUT/    INVSTMT      OTHER          VOTING AUTHORITY
    ISSUER          OF CLASS    CUSIP     (x1000)     PRN AMT     PRN    CALL    DSCRETN     MANAGERS     SOLE     SHARED    NONE
-----------------   --------  ---------   -------    ---------    ---    ----    -------     --------    ------   --------  ------
INTERSECTIONS INC.    COM     460981301     336       35,983      SH              SOLE                   35,983      0         0

